Provisions - Summary of Changes in Provisions (Detail) $ in Millions	12 Months Ended
Jan. 31, 2022 CAD ($)
Disclosure of Provisions [line items]
Balance as at January 31, 2021	$ 428.4
Expensed during the year	482.0
Paid during the year	(475.6)
Reversed during the year	11.2
Effect of foreign currency exchange rate changes	(8.4)
Unwinding of discount and effect of changes in discounting estimates	(0.9)
Balance as at January 31, 2022	414.3
Product related provisions [member]
Disclosure of Provisions [line items]
Balance as at January 31, 2021	390.0
Expensed during the year	457.3
Paid during the year	(455.2)
Reversed during the year	10.9
Effect of foreign currency exchange rate changes	(7.5)
Unwinding of discount and effect of changes in discounting estimates	(0.9)
Balance as at January 31, 2022	372.8
Restructuring provision [member]
Disclosure of Provisions [line items]
Balance as at January 31, 2021	11.2
Expensed during the year	0.0
Paid during the year	(7.5)
Reversed during the year	0.0
Effect of foreign currency exchange rate changes	(0.5)
Unwinding of discount and effect of changes in discounting estimates	0.0
Balance as at January 31, 2022	3.2
Other Provision [member]
Disclosure of Provisions [line items]
Balance as at January 31, 2021	27.2
Expensed during the year	24.7
Paid during the year	(12.9)
Reversed during the year	0.3
Effect of foreign currency exchange rate changes	(0.4)
Unwinding of discount and effect of changes in discounting estimates	0.0
Balance as at January 31, 2022	$ 38.3